Concentrations risks (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 MYR (RM)
Concentration Risk [Line Items]
Cash balance	$ 376,206		$ 189,005
Cash FDIC	250,000
MALAYSIA
Concentration Risk [Line Items]
Cash balance	145,330		0
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	218,397		10,820
Credit Risk [Member] | SINGAPORE
Concentration Risk [Line Items]
Deposits	57,000			$ 75,000
Cash balance	11,229		177,205
Bank balance	0		84,870
Credit Risk [Member] | MALAYSIA
Concentration Risk [Line Items]
Deposits	53,000				RM 250,000
Restricted cash	$ 92,336		$ 0
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.70%		23.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.70%		11.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.60%		10.60%
Total Purchases [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%